Goodwill and Intangible Assets - Narrative (Details)	3 Months Ended		12 Months Ended
	Dec. 30, 2016 USD ($)	Dec. 25, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 25, 2015 USD ($)	Sep. 26, 2014 USD ($) asset
Indefinite-lived Intangible Assets [Line Items]
Non-cash impairment			$ 0	$ 3,924,000
Amortization expense	$ 5,589,000	$ 5,517,000	$ 22,238,000	22,103,000	$ 20,857,000
MP&S
Indefinite-lived Intangible Assets [Line Items]
Non-cash impairment				$ 0	$ 43,000,000
Trade names
Indefinite-lived Intangible Assets [Line Items]
Number of impaired trade names | asset					2
Non-cash impairment charge					$ 939,000
Minimum | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Useful life			6 years
Minimum | Other intangible assets
Indefinite-lived Intangible Assets [Line Items]
Useful life			2 years
Maximum | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Useful life			14 years
Maximum | Other intangible assets
Indefinite-lived Intangible Assets [Line Items]
Useful life			20 years